AB Discovery Value Fund

Portfolio of Investments

February 28, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.2%
Industrials – 25.0%
Aerospace & Defense – 1.5%
Hexcel Corp.(a)	390,497	$36,195,167

Air Freight & Logistics – 2.9%
CH Robinson Worldwide, Inc.	206,799	38,309,515
GXO Logistics, Inc.(b)	531,578	33,399,045

		71,708,560

Building Products – 1.0%
Gibraltar Industries, Inc.(b)	523,634	23,814,874

Construction & Engineering – 1.1%
WillScot Holdings Corp.(a)	1,301,719	28,130,148

Electrical Equipment – 1.6%
Regal Rexnord Corp.	184,972	40,875,113

Ground Transportation – 2.5%
ArcBest Corp.	293,382	30,118,596
Knight-Swift Transportation Holdings, Inc.	501,999	31,585,777

		61,704,373

Machinery – 5.6%
CNH Industrial NV	1,734,170	21,330,291
JBT Marel Corp.(a)	169,810	26,150,740
Oshkosh Corp.	246,128	41,846,683
Pentair PLC	164,172	16,284,221
Terex Corp.	467,750	32,176,522

		137,788,457

Marine Transportation – 2.4%
Kirby Corp.(b)	261,332	33,920,894
Star Bulk Carriers Corp.	966,483	25,408,838

		59,329,732

Professional Services – 3.2%
CACI International, Inc. - Class A(b)	46,921	28,629,786
CBIZ, Inc.(a) (b)	244,734	7,009,182
First Advantage Corp.(a) (b)	1,724,485	19,848,822
Robert Half, Inc.(a)	927,230	22,642,957

		78,130,747

Trading Companies & Distributors – 3.2%
Boise Cascade Co.	306,615	25,369,325
Core & Main, Inc. - Class A(b)	459,536	24,888,470
GATX Corp.	159,657	29,404,030

		79,661,825

		617,338,996

Company	Shares	U.S. $ Value

Financials – 16.3%
Banks – 7.9%
First BanCorp/Puerto Rico	783,218	$16,549,397
First Citizens BancShares, Inc./NC - Class A	14,821	28,132,481
First Hawaiian, Inc.	527,221	13,053,992
Flagstar Bank NA(a)	1,550,257	19,672,761
Independent Bank Corp.	288,331	22,510,001
Texas Capital Bancshares, Inc.(b)	238,864	22,763,739
UMB Financial Corp.	231,888	26,871,182
WaFd, Inc.	753,295	23,472,672
Wintrust Financial Corp.	158,534	22,838,408

		195,864,633

Capital Markets – 2.8%
Cboe Global Markets, Inc.	53,044	15,898,348
Invesco Ltd.	1,157,286	30,390,330
Stifel Financial Corp.	320,283	23,716,956

		70,005,634

Financial Services – 3.0%
HA Sustainable Infrastructure Capital, Inc.(a)	876,586	32,012,921
NCR Atleos Corp.(b)	696,371	30,835,308
Walker & Dunlop, Inc.	238,051	10,952,726

		73,800,955

Insurance – 2.6%
American Financial Group, Inc./OH	198,311	26,371,397
Hanover Insurance Group, Inc. (The)	203,259	36,714,673

		63,086,070

		402,757,292

Information Technology – 12.8%
Communications Equipment – 3.0%
Calix, Inc.(b)	419,481	21,716,531
Ciena Corp.(b)	78,307	27,305,651
F5, Inc.(b)	95,534	25,924,106

		74,946,288

Electronic Equipment, Instruments & Components – 4.5%
Avnet, Inc.	495,642	32,633,069
Crane NXT Co.(a)	522,565	25,234,664
IPG Photonics Corp.(a) (b)	171,865	22,612,278
TD SYNNEX Corp.	187,656	29,426,338

		109,906,349

IT Services – 0.7%
Globant SA(a) (b)	322,084	16,026,900

Semiconductors & Semiconductor Equipment – 3.3%
FormFactor, Inc.(b)	222,596	22,010,293
ON Semiconductor Corp.(b)	497,196	33,053,590
Universal Display Corp.	252,535	26,942,959

		82,006,842

Software – 1.3%
ACI Worldwide, Inc.(b)	399,433	15,849,501
Nice Ltd. (Sponsored ADR)(a) (b)	141,600	16,461,000

		32,310,501

		315,196,880

Company	Shares	U.S. $ Value

Consumer Discretionary – 9.1%
Automobile Components – 1.5%
BorgWarner, Inc.	650,777	$37,465,232

Diversified Consumer Services – 3.2%
ADT, Inc.	3,430,699	27,514,206
Frontdoor, Inc.(b)	363,515	24,926,223
Laureate Education, Inc.(b)	783,287	25,331,502

		77,771,931

Household Durables – 0.6%
Taylor Morrison Home Corp.(b)	235,229	15,499,239

Leisure Products – 2.5%
Brunswick Corp./DE	333,661	26,566,089
Hasbro, Inc.	356,213	35,475,252

		62,041,341

Specialty Retail – 1.3%
AutoNation, Inc.(b)	42,978	8,387,587
Bath & Body Works, Inc.	1,049,716	23,891,536

		32,279,123

		225,056,866

Health Care – 8.6%
Health Care Equipment & Supplies – 3.9%
Envista Holdings Corp.(b)	1,245,269	36,374,308
Globus Medical, Inc. - Class A(b)	365,881	34,927,000
Integer Holdings Corp.(b)	290,684	25,196,489

		96,497,797

Health Care Providers & Services – 2.7%
Encompass Health Corp.	217,184	23,429,810
Tenet Healthcare Corp.(b)	175,294	41,963,630

		65,393,440

Life Sciences Tools & Services – 2.0%
Bio-Techne Corp.(a)	513,776	30,312,784
ICON PLC(b)	176,856	19,125,208

		49,437,992

		211,329,229

Real Estate – 6.6%
Diversified REITs – 0.6%
Broadstone Net Lease, Inc.	738,146	14,312,651

Health Care REITs – 0.5%
American Healthcare REIT, Inc.	253,430	13,239,183

Company	Shares	U.S. $ Value

Hotel & Resort REITs – 0.6%
Ryman Hospitality Properties, Inc.	144,187	$14,238,466

Industrial REITs – 0.9%
STAG Industrial, Inc.	586,866	23,016,885

Office REITs – 1.1%
COPT Defense Properties	860,410	27,343,830

Real Estate Management & Development – 1.5%
Jones Lang LaSalle, Inc.(b)	114,789	36,221,669

Residential REITs – 0.9%
Independence Realty Trust, Inc.	1,366,027	22,635,067

Specialized REITs – 0.5%
CubeSmart	320,123	13,169,860

		164,177,611

Materials – 5.8%
Chemicals – 2.2%
Avient Corp.	600,518	24,663,274
RPM International, Inc.	271,708	31,007,317

		55,670,591

Containers & Packaging – 1.9%
Graphic Packaging Holding Co.(a)	1,799,851	22,012,178
O-I Glass, Inc.(b)	1,828,466	24,501,444

		46,513,622

Metals & Mining – 1.7%
Reliance, Inc.	129,440	40,856,442

		143,040,655

Consumer Staples – 5.4%
Consumer Staples Distribution & Retail – 4.4%
BJ’s Wholesale Club Holdings, Inc.(b)	386,843	38,216,220
Dollar Tree, Inc.(b)	247,908	31,355,404
US Foods Holding Corp.(b)	414,130	40,009,099

		109,580,723

Household Products – 1.0%
WD-40 Co.	102,421	24,396,682

		133,977,405

Energy – 5.0%
Energy Equipment & Services – 2.1%
TechnipFMC PLC	779,179	51,667,360

Oil, Gas & Consumable Fuels – 2.9%
Magnolia Oil & Gas Corp. - Class A	939,553	26,138,364
Matador Resources Co.	497,461	25,569,495
Northern Oil & Gas, Inc.(a)	706,240	19,485,162

		71,193,021

		122,860,381

Company	Shares	U.S. $ Value

Utilities – 3.6%
Electric Utilities – 1.6%
IDACORP, Inc.	283,411	$40,802,682

Gas Utilities – 2.0%
Chesapeake Utilities Corp.	172,751	23,488,954
ONE Gas, Inc.	293,876	25,696,517

		49,185,471

		89,988,153

Total Common Stocks (cost $2,023,687,199)		2,425,723,468

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(c) (d) (e) (cost $26,090,171)	26,090,171	26,090,171

Total Investments Before Security Lending Collateral for Securities Loaned – 99.3% (cost $2,049,777,370)		2,451,813,639

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(c) (d) (e) (cost $5,892,389)	5,892,389	5,892,389

Total Investments – 99.5% (cost $2,055,669,759)(f)		2,457,706,028
Other assets less liabilities – 0.5%		11,262,784

Net Assets – 100.0%		$2,468,968,812

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $540,921,374 and gross unrealized depreciation of investments was $(138,885,105), resulting in net unrealized appreciation of $402,036,269.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Discovery Value Fund

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,425,723,468	$—	$—	$2,425,723,468
Short-Term Investments	26,090,171	—	—	26,090,171
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,892,389	—	—	5,892,389
Total Investments in Securities	2,457,706,028	—	—	2,457,706,028
Other Financial Instruments(b)	—	—	—	—

Total	$2,457,706,028	$—	$—	$2,457,706,028

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$18,393	$118,048	$110,351	$26,090	$154
AB Government Money Market Portfolio*	270	11,823	6,201	5,892	42
Total	$18,663	$129,871	$116,552	$31,982	$196

*	Investments of cash collateral for securities lending transactions.